Note 5 - Other Receivables	12 Months Ended
Sep. 30, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

 NOTE 5. OTHER RECEIVABLES

At September 30, 2013 and 2012, the Company had other receivables of $1,049,000 and $147,000, respectively, primarily from underwriting and management fees from investment banking transactions that the Company participated in.